CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) shares in Millions, $ in Millions	Total	Common shares [Member]	Common shares in Share Trusts [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2020		710.3	1.3
Shareholders' equity, beginning balance at Dec. 31, 2020	$ 19,651	$ 3,698	$ (115)	$ 379	$ (3,711)	$ 19,400
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,899					4,899
Stock options exercised (in shares)		0.7
Stock options exercised	52	$ 60		(8)
Settlement of equity settled awards (in shares)		0.4	(0.4)
Settlement of equity settled awards	(64)		$ 38	(60)		(42)
Stock-based compensation and other	$ 84			86		(2)
Repurchase of common shares (in shares)	(10.3)	(10.3)
Repurchase of common shares	$ (1,582)	$ (54)				(1,528)
Share purchases by Share Trusts (in shares)		(0.2)	0.2
Share purchases by Share Trusts	(26)		$ (26)
Other comprehensive income (loss)	1,470				1,470
Dividends	$ (1,740)					(1,740)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2021	702.0	700.9	1.1
Shareholders' equity, ending balance at Dec. 31, 2021	$ 22,744	$ 3,704	$ (103)	397	(2,241)	20,987
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,118					5,118
Stock options exercised (in shares)		0.6
Stock options exercised	61	$ 70		(9)
Settlement of equity settled awards (in shares)		0.4	(0.4)
Settlement of equity settled awards	(68)		$ 38	(84)		(22)
Stock-based compensation and other	$ 75			77		(2)
Repurchase of common shares (in shares)	(30.2)	(30.2)
Repurchase of common shares	$ (4,709)	$ (161)				(4,548)
Share purchases by Share Trusts (in shares)		(0.7)	0.7
Share purchases by Share Trusts	(105)		$ (105)
Other comprehensive income (loss)	272				272
Dividends	$ (2,004)					(2,004)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022	672.4	671.0	1.4
Shareholders' equity, ending balance at Dec. 31, 2022	$ 21,384	$ 3,613	$ (170)	381	(1,969)	19,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,625					5,625
Stock options exercised (in shares)		0.5
Stock options exercised	49	$ 56		(7)
Settlement of equity settled awards (in shares)		0.5	(0.5)
Settlement of equity settled awards	(55)		$ 54	(77)		(32)
Stock-based compensation and other	$ 74			76		(2)
Repurchase of common shares (in shares)	(29.1)	(29.1)
Repurchase of common shares	$ (4,551)	$ (157)				(4,394)
Share purchases by Share Trusts (in shares)		(0.2)	0.2
Share purchases by Share Trusts	(28)		$ (28)
Other comprehensive income (loss)	(310)				(310)
Dividends	$ (2,071)					(2,071)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2023	643.8	642.7	1.1
Shareholders' equity, ending balance at Dec. 31, 2023	$ 20,117	$ 3,512	$ (144)	$ 373	$ (2,279)	$ 18,655